SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Compensation expense	¥ 290,815	¥ 391,275	¥ 333,686
Costs of revenue
SHARE-BASED COMPENSATION
Compensation expense	97,055	110,291	89,943
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	41,685	53,560	54,204
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	146,781	219,328	184,943
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 5,294	¥ 8,096	¥ 4,596